SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations
Balance at January 1	$ 1,425	$ 1,398
Additional obligations recognized	515	263
Change in discount rates	(54)	(268)
Accretion	80	32
Balance at December 31	$ 1,966	$ 1,425